Transactions with Related Parties	12 Months Ended
Dec. 31, 2019
Transactions with Related Parties [Abstract]
Transactions with Related Parties

2.Transactions with Related Parties

  Tsakos Energy Management Limited (the “Management Company”): The Holding Company has a Management Agreement (“Management Agreement”) with the Management Company, a Liberian corporation, to provide overall executive and commercial management of its affairs for a monthly fee, which may be adjusted per the Management Agreement of March 8, 2007, effective from January 1, 2008, at the beginning of each year, in accordance with the terms of the Management Agreement, if both parties agree. In 2019, 2018 and 2017, the monthly fees for operating conventional vessels were $27.5 and $20.4 for vessels chartered in or chartered out on a bare-boat basis or for vessels under construction, $35.0 for the DP2 shuttle tankers, while the monthly fees for LNG carriers amounted to $36.9 for both 2019 and 2018 and $36.3, for 2017. From the above fees, fees are also paid to third-party managers for the LNG carriers, Maria Energy and Neo Energy, the suezmax Eurochampion 2004, the aframaxes Maria Princess and Sapporo Princess, the VLCCs Ulysses, Hercules I and the VLCC Millennium until April 11, 2018, the date of vessel’s sale. The Management Company, for services rendered, charged $20,147, $20,169 and $19,480 for 2019, 2018 and 2017, respectively. Management fees for vessels are included in the General and Administrative Expenses in the accompanying Consolidated Statements of Comprehensive Income (Loss).

In addition to the Management fee, the Management Agreement provides for an incentive award to the Management Company, which is at the absolute discretion of the Holding Company’s Board of Directors. In 2019, 2018 and 2017, an award of $500, $200 and $575 respectively, was granted to the Management Company and is included in the General and Administrative expenses in the accompanying Consolidated Statements of Comprehensive Income (Loss). In addition, a special awards of $750 and $575 were paid to the Management Company in relation to capital raising offerings in 2018 and 2017, respectively. These awards relating to offerings have been included as a deduction of additional paid-in capital in the accompanying consolidated financial statements.

The Holding Company and the Management Company have certain officers and directors in common. The President, who is also the Chief Executive Officer and a Director of the Holding Company, is also the sole stockholder of the Management Company. The Management Company may unilaterally terminate its Management Agreement with the Holding Company at any time upon one year’s notice. In addition, if even one director is elected to the Holding Company without the recommendation of the existing Board of Directors, the Holding Company would be obligated to pay the Management Company an amount calculated in accordance with the terms of the Management Agreement. Under the terms of the Management Agreement between the Holding Company and the Management Company, the Holding Company may terminate the Management Agreement only under specific circumstances, without the prior approval of the Holding Company’s Board of Directors.

Estimated future management fees payable over the next ten years under the Management Agreement, exclusive of any incentive awards and based on existing vessels and known vessels scheduled for future delivery as at December 31, 2019, are $21,271 for 2020, $21,420 for years 2021 and 2022, $20,934 for each of the years 2023 and 2024, and $102,213 from 2025 to 2029.

Also, under the terms of the Management Agreement, the Management Company provides supervisory services for the construction of new vessels for a monthly fee of $20.4 in 2019, 2018 and 2017. These fees in total amounted to $850, $245 and $590 for 2019, 2018 and 2017, respectively, and are either accounted for as part of construction costs for delivered vessels or are included in Advances for vessels under construction.

At December 31, 2019, the amount due to the Management Company was $197 ($114 at December 31, 2018).

  Tsakos Columbia Shipmanagement S.A. (“TCM”): The Management Company appointed TCM to provide technical management to the Company’s vessels from July 1, 2010. TCM is owned jointly and in equal part by related party interests and by a private German Group. TCM, with the consent of the Holding Company, may subcontract all or part of the technical management of any vessel to an alternative unrelated technical manager.

Effective July 1, 2010, the Management Company, at its own expense, pays technical management fees to TCM, and the Company bears and pays directly to TCM most of its operating expenses, including repairs and maintenance, provisioning and crewing of the Company’s vessels, as well as certain charges which are capitalized or deferred, including reimbursement of the costs of TCM personnel sent overseas to supervise repairs and perform inspections on the Company’s vessels. TCM for services rendered charged $2,038, $2,389 and $1,518 for 2019, 2018 and 2017, respectively.

At December 31, 2019, the amount due from TCM was $20,113 ($20,923 at December 31, 2018), relating to vessel operating expenses to be incurred in the following month.

TCM has a 25% share in a manning agency, located in the Philippines, named TCM Tsakos Maritime Philippines (TMPI), which provides crew to certain of the Company’s vessels. The Company has no control or ownership directly in TCM Tsakos Maritime Philippines, nor had any direct transactions to date with the agency.

  Tsakos Shipping and Trading S.A. (“Tsakos Shipping”): Tsakos Shipping provides chartering services for the Company’s vessels by communicating with third party brokers to solicit research and propose charters. For this service, the Company pays Tsakos Shipping a chartering commission of approximately 1.25% on all freights, hires and demurrages. Such commissions are included in Voyage expenses in the accompanying Consolidated Statements of Comprehensive Income (Loss). Tsakos Shipping also provides sale and purchase of vessels brokerage service. In 2019 there were no such sale and purchase charges. In 2018, the VLCC tanker Millennium was sold and for this service, Tsakos Shipping charged a brokerage commission of $0.1 million, which was 0.5% of the sale price of the vessel. Tsakos Shipping may also charge a fee of $200 (or such other sum as may be agreed) on delivery of each newbuilding vessel in payment for the cost of design and supervision of the newbuilding by Tsakos Shipping. In 2019 and 2018, no such fee was charged. In 2017, $3.1 million in aggregate was charged for supervision fees on fifteen vessels which were delivered between May 2016 and October 2017. All commissions are paid in the ordinary course of the Company’s business and at terms standard to industry practice.

Certain members of the Tsakos family are involved in the decision-making processes of Tsakos Shipping and of the Management Company and are also shareholders of the Holding Company.

Tsakos Shipping for services rendered charged $7,405, $6,580 and $6,532 for 2019, 2018 and 2017, respectively. At December 31, 2019, the amount due to Tsakos Shipping was $1,386 ($520 at December 31, 2018). There is also at December 31, 2019, an amount of $350 ($327 at December 31, 2018) due to Tsakos Shipping, included in accrued liabilities, which relates to services rendered but not yet invoiced.

  Argosy Insurance Company Limited (“Argosy”): The Company places its hull and machinery insurance, increased value insurance, war risk insurance and certain other insurance through Argosy, a captive insurance company affiliated with Tsakos Shipping. Argosy, for services rendered, charged $9,519, $9,799 and $10,199 for 2019, 2018 and 2017, respectively. At December 31, 2019, the amount due to Argosy was $5,705 ($3,387 at December 31, 2018). There is also at December 31, 2019, an amount of $18 ($nil at December 31, 2018) due to Argosy, included in accrued liabilities, which relates to services rendered but not yet invoiced.
  AirMania Travel S.A. (“AirMania”): Apart from third-party agents, the Company also uses an affiliated company, AirMania, for travel services. AirMania, for services rendered, charged $5,617, $5,345 and $5,404 for 2019, 2018 and 2017, respectively.

At December 31, 2019, the amount due to AirMania was $420 ($345 at December 31, 2018).